Note 3 - Balance Sheet Components - Schedule Of Other Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid clinical trial costs (noncurrent portion)	$ 1,106,778	$ 2,083,276
Prepaid technology license fees	70,000	80,000
Deposits	11,010	11,010
Total other assets	$ 1,187,788	$ 2,174,286